THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
COMMON STOCKS (98.9%)
BASIC INDUSTRIES (6.8%)
CHEMICALS (3.2%)
E.I. Du Pont De Nemours & Co.....................      114,300   $  10,772,775
Union Carbide Corp...............................      316,100      14,580,112
Wellman, Inc.....................................       32,300         520,837
                                                                 -------------
                                                                    25,873,724
                                                                 -------------

FOREST PRODUCTS & PAPER (0.7%)
Temple-Inland, Inc...............................      105,400       5,665,250
                                                                 -------------

METALS & MINING (2.9%)
Allegheny Teledyne, Inc..........................      487,955      11,405,948
Aluminum Company of America (ALCOA)..............      191,200      12,165,100
                                                                 -------------
                                                                    23,571,048
                                                                 -------------
  TOTAL BASIC INDUSTRIES.........................                   55,110,022
                                                                 -------------
CONSUMER GOODS & SERVICES (22.7%)
AUTOMOTIVE (2.2%)
Cooper Tire & Rubber.............................       67,500       1,383,750
General Motors Corp..............................      281,600      16,227,200
                                                                 -------------
                                                                    17,610,950
                                                                 -------------

BROADCASTING & PUBLISHING (2.1%)
Tele-Communications TCI, Series A+...............    1,259,300      17,079,256
                                                                 -------------

ENTERTAINMENT, LEISURE & MEDIA (1.7%)
Time Warner Inc..................................      336,500      13,712,375
                                                                 -------------
FOOD, BEVERAGES & TOBACCO (7.6%)
CPC International, Inc...........................      101,500       8,449,875
Kellogg Co.......................................       56,700       3,848,512
PepsiCo., Inc....................................      359,900      10,752,012
Philip Morris Companies, Inc.....................      190,900      19,686,562
Ralston Purina Co................................       87,400       6,686,100
Unilever NV (ADR)................................       67,700      11,720,562
                                                                 -------------
                                                                    61,143,623
                                                                 -------------

HOUSEHOLD APPLIANCES FURNISHINGS (0.4%)
Furniture Brands International, Inc.+............      244,300       3,023,212
                                                                 -------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
HOUSEHOLD PRODUCTS (2.9%)
Colgate-Palmolive Co.............................       41,500   $   3,843,937
Procter & Gamble Co..............................      177,430      19,295,512
                                                                 -------------
                                                                    23,139,449
                                                                 -------------

RETAIL (5.8%)
Circuit City Stores, Inc.........................      220,000       7,342,500
Federated Department Stores, Inc.+...............      219,600       7,493,850
General Nutrition Companies, Inc.+...............      294,900       5,105,456
Toys 'R' Us, Inc.+...............................      204,400       7,051,800
Wal-Mart Stores, Inc.............................      785,560      20,031,780
                                                                 -------------
                                                                    47,025,386
                                                                 -------------
  TOTAL CONSUMER GOODS & SERVICES................                  182,734,251
                                                                 -------------
ENERGY (10.0%)
GAS EXPLORATION (1.0%)
Enron Corp.......................................      173,600       7,942,200
                                                                 -------------

OIL-PRODUCTION (8.9%)
Anadarko Petroleum Corp..........................      128,200       8,573,375
Ashland Inc......................................      176,700       8,481,600
Cooper Cameron Corp.+............................       65,812       4,327,139
Diamond Shamrock, Inc............................      250,800       8,151,000
Exxon Corp.......................................      245,200      23,202,050
MAPCO, Inc.......................................      117,900       3,979,125
Royal Dutch Petroleum Co. (ADR)..................       47,100       8,001,112
Texaco Inc.......................................       66,900       6,631,483
                                                                 -------------
                                                                    71,346,884
                                                                 -------------

OIL-SERVICES (0.1%)
Input/Output, Inc.+..............................       19,500         468,000
                                                                 -------------
  TOTAL ENERGY...................................                   79,757,084
                                                                 -------------
FINANCE (14.4%)
BANKING (7.7%)
Crestar Financial Corp...........................       25,000       1,740,625
First Chicago NBD Corp...........................      240,300      14,117,625
First Hawaiian, Inc..............................       35,300       1,145,044
Firstar Corp.....................................       74,750       3,989,781
Fleet Financial Group, Inc.......................      264,800      14,663,300
Great Western Financial Corp.....................      130,600       4,064,925
NationsBank Corp.................................      122,500      12,694,062
Standard Federal Bancorporation..................      166,000       9,358,250
                                                                 -------------
                                                                    61,773,612
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
FINANCIAL SERVICES (3.4%)
Dean Witter Discover & Co........................      208,900   $  14,283,537
First USA, Inc...................................      126,800       4,168,550
Mercury Finance Co...............................       78,500         912,563
Salomon, Inc.....................................      167,400       7,637,625
                                                                 -------------
                                                                    27,002,275
                                                                 -------------

INSURANCE (3.3%)
AMBAC, Inc.......................................      185,300      12,693,050
Providian Corp...................................      263,600      14,102,600
                                                                 -------------
                                                                    26,795,650
                                                                 -------------
  TOTAL FINANCE..................................                  115,571,537
                                                                 -------------
HEALTH CARE (9.9%)
HEALTH SERVICES (3.2%)
Columbia / HCA Healthcare Corp...................      199,500       7,980,000
Humana, Inc.+....................................      200,600       3,786,325
United Healthcare Corp...........................      314,800      13,575,750
                                                                 -------------
                                                                    25,342,075
                                                                 -------------
PHARMACEUTICALS (6.7%)
Alza Corp.+......................................      233,900       6,607,675
American Home Products Corp......................       73,000       4,690,250
Bausch & Lomb, Inc...............................      299,400      11,115,225
Bristol-Myers Squibb Co..........................       79,700       9,065,875
Forest Laboratories, Inc.+.......................      190,900       7,397,375
Gensia, Inc.+....................................        1,082           4,970
Warner-Lambert Co................................      209,000      14,943,500
                                                                 -------------
                                                                    53,824,870
                                                                 -------------
  TOTAL HEALTH CARE..............................                   79,166,945
                                                                 -------------
INDUSTRIAL PRODUCTS & SERVICES (13.6%)
BUILDING MATERIALS (1.1%)
Schuller Corp....................................      357,500       3,440,938
USG Corp.+.......................................      182,500       5,703,125
                                                                 -------------
                                                                     9,144,063
                                                                 -------------
COMMERCIAL SERVICES (1.9%)
First Data Corp..................................      180,800       7,209,400
Service Corp. International......................      257,000       7,742,125
                                                                 -------------
                                                                    14,951,525
                                                                 -------------
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
DIVERSIFIED MANUFACTURING (4.2%)
AlliedSignal, Inc................................      161,000   $  11,793,250
Cooper Industries, Inc...........................      259,700      10,777,550
General Electric Co..............................      105,650      10,987,600
                                                                 -------------
                                                                    33,558,400
                                                                 -------------

ELECTRICAL EQUIPMENT (3.9%)
Anixter International, Inc.+.....................      511,500       8,567,625
General Instrument Corp.+........................      488,000      10,797,000
Grainger (W.W.), Inc.............................      131,100      10,422,450
MagneTek, Inc.+..................................      152,800       1,910,000
                                                                 -------------
                                                                    31,697,075
                                                                 -------------

POLLUTION CONTROL (2.5%)
WMX Technologies, Inc............................      561,500      20,214,000
                                                                 -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                  109,565,063
                                                                 -------------
TECHNOLOGY (11.2%)
AEROSPACE (2.5%)
Boeing Co........................................      131,500      13,067,813
Coltec Industries, Inc.+.........................      390,425       7,222,863
                                                                 -------------
                                                                    20,290,676
                                                                 -------------

COMPUTER PERIPHERALS (1.3%)
Quantum Corp.+...................................      318,600       8,562,375
Read-Rite Corp.+.................................       99,000       2,196,563
                                                                 -------------
                                                                    10,758,938
                                                                 -------------

COMPUTER SOFTWARE (1.2%)
Autodesk, Inc....................................      140,600       3,919,225
Cisco Systems, Inc.+.............................       89,300       6,066,819
                                                                 -------------
                                                                     9,986,044
                                                                 -------------

COMPUTER SYSTEMS (3.3%)
EMC Corp.+.......................................      449,520      14,497,020
International Business Machines Corp.............       75,300      12,000,938
                                                                 -------------
                                                                    26,497,958
                                                                 -------------

ELECTRONICS (1.4%)
Bay Networks, Inc.+..............................      131,900       3,528,325
Perkin-Elmer Corp................................       58,100       3,580,413
Sensormatic Electronics Corp.....................      200,900       4,018,000
                                                                 -------------
                                                                    11,126,738
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
SEMICONDUCTORS (1.2%)
Advanced Micro Devices, Inc.+....................      212,200   $   5,145,850
Intel Corp.......................................       34,600       4,387,713
                                                                 -------------
                                                                     9,533,563
                                                                 -------------

TELECOMMUNICATIONS (0.3%)
Paging Network, Inc.+............................      145,700       2,385,838
                                                                 -------------
  TOTAL TECHNOLOGY...............................                   90,579,755
                                                                 -------------
TRANSPORTATION (1.5%)
RAILROADS (1.0%)
Union Pacific Corp...............................      134,800       7,852,100
                                                                 -------------

TRUCK & FREIGHT CARRIERS (0.5%)
Consolidated Freightways, Inc....................      174,700       4,214,638
                                                                 -------------
  TOTAL TRANSPORTATION...........................                   12,066,738
                                                                 -------------
UTILITIES (8.8%)
ELECTRIC (2.9%)
Dominion Resources, Inc..........................       97,200       3,705,750
Duke Power Co....................................      146,700       6,803,213
Northern States Power Co.........................       74,500       3,510,813
P P & L Resources, Inc...........................       97,400       2,228,025
Pacific Gas & Electric Co........................      185,600       4,477,600
Pinnacle West Capital Corp.......................       96,300       2,997,338
                                                                 -------------
                                                                    23,722,739
                                                                 -------------

TELEPHONE (5.9%)
AT & T Corp......................................      201,900       7,924,575
Bell Atlantic Corp...............................      118,700       7,463,263
GTE Corp.........................................      150,200       6,740,225
MCI Communications Corp..........................      450,300      13,762,294
US West Communications Group.....................      254,600       7,956,250
WorldCom, Inc.+..................................      155,700       3,610,294
                                                                 -------------
                                                                    47,456,901
                                                                 -------------
  TOTAL UTILITIES................................                   71,179,640
                                                                 -------------
  TOTAL COMMON STOCKS (COST $645,437,484)........                  795,731,035
                                                                 -------------

CONVERTIBLE PREFERRED STOCKS (0.5%)
HEALTH CARE (0.0%)*
PHARMACEUTICALS (0.0%)*
Gensia, Inc., $3.75 (144A).......................       20,000         320,000
                                                                 -------------
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
INDUSTRIAL PRODUCTS & SERVICES (0.5%)
BUILDING MATERIALS (0.5%)
Owens Corning LLC, 6.5% (144A)...................       62,500   $   3,562,500
                                                                 -------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST
   $4,220,219)...................................                    3,882,500
                                                                 -------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
SHORT-TERM INVESTMENTS (0.5%)
REPURCHASE AGREEMENT (0.5%)
Goldman Sachs Repurchase Agreements, dated
  11/27/96 through 11/29/96, due 12/02/96,
  proceeds $4,374,367 (collateralized by U.S.
  Treasury Note, 7.25%, due 08/15/04, valued at
  $4,460,282)
  (cost $4,372,000)..............................    4,372,000       4,372,000
                                                                 -------------
TOTAL INVESTMENTS (COST $654,029,703) (99.9%).................
                                                                   803,985,535
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)..................
                                                                       558,069
                                                                 -------------
NET ASSETS (100.0%)...........................................   $ 804,543,604
                                                                 -------------
                                                                 -------------

------------------------------

Note: The cost of securities for Federal Income Tax purposes at November 30,
1996, was $654,715,836, the aggregate gross unrealized appreciation and depreciation was $157,950,775 and $8,681,076, respectively, resulting in net unrealized appreciation of $149,269,699.
+ Non-income producing security.
(ADR) -- Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holdings stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.
144A -- Securities restricted for resale to Qualified Institutional Buyers.
* -- Less than 0.1%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $654,029,703 )          $803,985,535
Cash                                                        540
Receivable for Investments Sold                      13,537,749
Dividends Receivable                                  1,611,333
Prepaid Trustees' Fees                                    1,818
Interest Receivable                                       1,689
Prepaid Expenses and Other Assets                         9,202
                                                   ------------
    Total Assets                                    819,147,866
                                                   ------------

LIABILITIES
Payable for Investments Purchased                    14,239,205
Advisory Fee Payable                                    255,266
Custody Fee Payable                                      62,532
Administrative Services Fee Payable                      20,130
Administration Fee Payable                                3,553
Fund Services Fee Payable                                 1,044
Accrued Expenses                                         22,532
                                                   ------------
    Total Liabilities                                14,604,262
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $804,543,604
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $75,783 )                                                  $ 6,584,094
Interest Income                                                     643,007
                                                                -----------
    Investment Income                                             7,227,101

EXPENSES
Advisory Fee                                       $1,455,233
Administrative Services Fee                           107,393
Custodian Fees and Expenses                           105,282
Professional Fees and Expenses                         29,260
Administration Fee                                     21,230
Fund Services Fee                                      12,937
Trustees' Fees and Expenses                             7,500
Registration Fees                                         303
Miscellaneous                                             922
                                                   ----------
    Total Expenses                                                1,740,060
                                                                -----------
NET INVESTMENT INCOME                                             5,487,041

NET REALIZED GAIN ON INVESTMENTS                                 38,385,276

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    41,651,186
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $85,523,503
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1996     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1996
                                                   -----------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $      5,487,041    $   15,066,796
Net Realized Gain on Investments                         38,385,276        78,377,073
Net Change in Unrealized Appreciation of
  Investments                                            41,651,186        63,227,280
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         85,523,503       156,671,149
                                                   -----------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            97,890,419       222,740,564
Withdrawals                                             (98,082,367)     (262,953,448)
                                                   -----------------   --------------
    Net Decrease from Investors' Transactions              (191,948)      (40,212,884)
                                                   -----------------   --------------
    Total Increase in Net Assets                         85,331,555       116,458,265

NET ASSETS
Beginning of Period                                     719,212,049       602,753,784
                                                   -----------------   --------------
End of Period                                      $    804,543,604    $  719,212,049
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                          FOR THE FISCAL     FOR THE PERIOD
                                                         FOR THE          YEAR ENDED MAY     JULY 19, 1993
                                                     SIX MONTHS ENDED           31,         (COMMENCEMENT OF
                                                    NOVEMBER 30, 1996     ---------------    OPERATIONS) TO
                                                       (UNAUDITED)         1996     1995      MAY 31, 1994
                                                   --------------------   ------   ------   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        0.48%(a)   0.46%   0.51%             0.53%(a)
  Net Investment Income                                           1.50%(a)   2.20%   2.12%             1.79%(a)
Portfolio Turnover                                               46.49%    84.55%   71.00%            76.00%+
Average Broker Commissions                         $              0.05        --       --                --

------------------------
(a) Annualized.

+Portfolio Turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Equity Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Selected U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $209,477,219 on that date from The Pierpont Equity Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $12,039,552 was included in the contributed securities. On October 31, 1993, the Portfolio received a contribution of securities and certain assets and liabilities, with a market value and cost of $128,337,342 from the JPM North America Fund, Ltd., in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. There were no futures transactions during the six months ended November 30, 1996.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.40% of the Portfolio's average daily net assets. For the six months ended November 30, 1996 this fee amounted to $1,455,233.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Effective December 29, 1995, the Administration Agreement provided for a fee to be paid to Signature such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds (formerly The Pierpont Funds), The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from June 1, 1996 through July 31, 1996, Signature's fee for these services amounted to $14,675. The Administrative Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period August 1, 1996 through November 30, 1996, the fee for these services amounted to $6,555.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were being liquidated. Subsequent to that date, the net assets of the JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996 this charge was calculated daily based on the aggregate net assets of the Master Portfolios, in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that its net assets bore to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from June 1, 1996 through July 31,1996, the fee for these services amounted to $28,287.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above (see Note 2b). For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $79,106.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $12,937 for the six months ended November 30, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, and the Master Portfolios. The Trustees' Fees and Expenses

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1996 were as follows:

    COST OF         PROCEEDS
   PURCHASES       FROM SALES
---------------  ---------------
$   355,736,279  $   330,016,086

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